Lease Arrangements (Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Lease Arrangements [Abstract]
2018	$ 23,527
2019	20,448
2020	18,157
2021	14,031
2022	8,346
Thereafter	13,774
Total minimum rental payments	$ 98,283